Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFIT PLANS [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 12: EMPLOYEE BENEFIT PLANS

Retirement Saving Plan

The Company sponsors an employee saving plan covering all of its employees in the United States. The Company’s contributions to the employee saving plan during the years ended December 31, 2017, 2016 and 2015, were approximately $115, $69 and $96, respectively, which included a discretionary contribution of $22, $0, and $14, respectively.

Defined Benefit Pension Plan

The Company sponsors a legacy unfunded defined benefit pension plan that covers certain Bahamian and Uruguayan nationals and former Navios Corporation employees. The liability related to the plan is recognized based on actuarial valuations. The current portion of the liability is included in accrued expenses and the non-current portion of the liability is included in other long-term liabilities. There are no pension plan assets.

The Greek office employees are protected by the Greek Labor Law. According to the law, the Company is required to pay retirement indemnities to employees on dismissal, or on leaving with an entitlement to a full security retirement pension. Please refer to Note 2(s).

Stock Plan

The Company has awarded restricted share units, shares of restricted common stock and restricted stock units to its employees, officers and directors. The restriction lapses in two, three or four equal tranches, over the requisite service periods, of one, two, three and four years from the grant date. The Company has also awarded share appreciation rights and stock options to its officers and directors only, based on service conditions, which vest in three equal tranches over the requisite service periods of one, two and three years from the grant date. Each option expires seven years after its grant date. Please refer to Note 2(s).

On December 15, 2014, the Company awarded shares of restricted stock and restricted stock units to its employees, officers and directors and stock options to its officers and directors, which vest all at once upon achievement of the internal performance criteria. As of December 31, 2015, the Company determined that it was probable that the performance criteria of these awards would be met and recognized a compensation expense of $2,615.

During the years ended December 31, 2017, 2016 and 2015, the Company did not award any restricted stock, restricted stock units or stock options, which vest upon achievement of certain performance conditions.

The fair value of all share appreciation rights awards and stock option awards has been calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the stock option awards is set out below:

•

Expected term: The Company began granting stock options in October 2007. The first stock option exercise was in 2010 and the number of options exercised during each of the years ended December 31, 2014 (143,189), 2013 (153,556), 2012 (29,251), 2011 (130,578) and 2010 (130,577) was small in relation to the total number of options granted. No stock options were exercised during the year ended December 31, 2017, 2016 and 2015. Therefore, due to limited historical share option exercise experience to provide for a reasonable basis upon which to estimate expected term, the Company opted to apply the simplified method.

The “simplified method” used includes taking the average of the weighted average time to vesting and the contractual term of the share appreciation rights and option awards. The service conditions share appreciation rights and option awards vest over three years at 33.3%, 33.3% and 33.4% respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company’s service conditions share appreciation rights and option award is 4.5 years.

•

Expected volatility: The historical volatility of Navios Holdings’ shares was used in order to estimate the volatility of the share appreciation rights and stock option awards. The final expected volatility estimate, which equals the historical estimate, for the service conditions option awards was 84.71% and 55.17% for 2016 and 2015, respectively.

•	Expected dividends: The expected dividend is based on the current dividend, our historical pattern of dividend changes and the market price of our stock.

•

Risk-free rate: Navios Holdings has selected to employ the risk-free yield-to-maturity rate to match the expected term estimated under the “simplified method”. For the service conditions share appreciation rights and option awards, the 4.5 year yield-to-maturity rate as of the grant date was 1.81% and 1.46% for 2016 and 2015, respectively.

The fair value of restricted share unit, restricted stock and restricted stock unit grants excludes dividends to which holders of restricted share units, restricted stock and restricted stock units are not entitled. The expected dividend assumption used in the valuation of restricted share unit, restricted stock and restricted stock units grant is $0 for 2017, 2016 and 2015.

The weighted average grant date fair value of restricted units and restricted stock granted during the year ended December 31, 2017 was $1.27 and $1.27, respectively.

The weighted average grant date fair value of stock options and restricted stock granted during the year ended December 31, 2016 was $0.78 and $1.20, respectively.

The weighted average grant date fair value of stock options and restricted stock granted during the year ended December 31, 2015 was $0.55 and $1.20, respectively.

The effect of compensation expense arising from the stock-based arrangements described above amounted to $4,296, $3,446 and $5,591 for the years ended December 31, 2017, 2016 and 2015, respectively and it was reflected in general and administrative expenses on the consolidated statements of comprehensive (loss)/income. The recognized compensation expense for the year is presented as an adjustment to reconcile net income to net cash provided by operating activities on the consolidated statements of cash flows.

The summary of stock-based awards is summarized as follows (in thousands except share and per share data):

	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2014	5,804,594	$4.57	4.64	$8,410
Vested at December 31, 2014	1,643,665	—	—	—
Exercisable at December 31, 2014	1,500,476	—	—	—
Forfeited or expired	(159,828)	—	—	(193)
Granted	1,000,000	1.2	—	552
Outstanding as of December 31, 2015	6,644,766	$4.09	4.23	$8,769
Vested at December 31, 2015	730,592	—	—	—
Exercisable at December 31, 2015	730,592	—	—	—
Forfeited or expired	(348,520)	—	—	—
Granted	2,500,000	1.2	—	—
Outstanding as of December 31, 2016	8,796,246	$3.20	4.41	$9,804
Vested at December 31, 2016	1,210,824	—	—	—
Exercisable at December 31, 2016	1,210,824	—	—	—
Forfeited or expired	(891,670)	—	—	—
Granted	—	—	—	—
Outstanding as of December 31, 2017	7,904,576	$2.98	3.80	$7,539
Restricted stock and restricted stock units
Non Vested as of December 31, 2014	1,997,344	$—	2.00	$10,899
Granted	2,540,000	—	—	3,048
Vested	(812,847)	—	—	(5,746)
Forfeited or expired	(3,538)	—	—	(15)
Non Vested as of December 31, 2015	3,720,959	$—	2.45	$8,186
Granted	2,540,000	—	—	3,048
Vested	(1,755,017)	—	—	(5,122)
Forfeited or expired	(3,408)	—	—	(12)
Non Vested as of December 31, 2016	4,502,534	$—	2.55	$6,100
Granted	4,353,975	—	—	42
Vested	(1,839,195)	—	—	(2,630)
Forfeited or expired	—	—	—	—
Non Vested as of December 31, 2017	7,017,314	$—	3.21	$3,512

The estimated compensation cost relating to service conditions of non-vested (i) share appreciation rights and stock options and (ii) restricted share units, restricted stock and restricted stock unit awards, not yet recognized was $785 and $7,271, respectively, as of December 31, 2017 and is expected to be recognized over the weighted average period of 2.93 years.